Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative instruments designated as hedges
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 2,409	$ 6,655
Derivatives in Liability Positions Fair value	(28,942)	0
Derivative instruments designated as hedges | Interest rate contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	2,409	6,655
Derivatives in Liability Positions Fair value	(28,942)	0
Undesignated derivative instruments
Derivative [Line Items]
Derivatives in Asset Positions Fair value	230,644	188,904
Derivatives in Liability Positions Fair value	(226,710)	(193,635)
Undesignated derivative instruments | Call spread overlay
Derivative [Line Items]
Derivatives in Asset Positions Fair value	223,164	185,750
Derivatives in Liability Positions Fair value	(224,286)	(187,546)
Undesignated derivative instruments | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	7,480	3,154
Derivatives in Liability Positions Fair value	$ (2,424)	$ (6,089)